Offerings	May 15, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Offering Note

(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is deferring payment of the registration fees for these securities, except for $18,990.21 that the registrant is entitled to offset pursuant to Rule 457(p) for fees paid with respect to unsold securities registered pursuant to the Registration Statement on Form S-3 (File No. 333-272088), which became automatically effective on May 19, 2023 (the “Prior Registration Statement”) and a related prospectus supplement filed pursuant to Rule 424(b)(5) of the Securities Act on February 22, 2024, having an initial aggregate offering price of $500,000,000. The registrant has terminated or completed the offering that included the unsold securities under the Prior Registration Statement. In connection with the securities offered hereby, except for the application of these previously-paid fees, the registrant will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis.

(2)
An indeterminate aggregate initial offering price or principal amount of the securities of each identified class is being registered as may from time to time be offered under this registration statement at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold under this registration statement. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note

(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is deferring payment of the registration fees for these securities, except for $18,990.21 that the registrant is entitled to offset pursuant to Rule 457(p) for fees paid with respect to unsold securities registered pursuant to the Registration Statement on Form S-3 (File No. 333-272088), which became automatically effective on May 19, 2023 (the “Prior Registration Statement”) and a related prospectus supplement filed pursuant to Rule 424(b)(5) of the Securities Act on February 22, 2024, having an initial aggregate offering price of $500,000,000. The registrant has terminated or completed the offering that included the unsold securities under the Prior Registration Statement. In connection with the securities offered hereby, except for the application of these previously-paid fees, the registrant will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis.

(2)
An indeterminate aggregate initial offering price or principal amount of the securities of each identified class is being registered as may from time to time be offered under this registration statement at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold under this registration statement. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.